Share-Based Payments (Details) - Schedule of restricted shares awards	12 Months Ended
Dec. 31, 2020 $ / shares shares
Schedule of restricted shares awards [Abstract]
Grant date	7 October 2020
First vesting date (tranche 1)	2 January 2021
Second vesting date (tranche 2)	2 January 2022
Third vesting date (tranche 3)	2 January 2023
Total number of Restricted Shares Awards	134,500
Restricted Shares Awards vesting each period	44,833
Grant date fair value (USD) | $ / shares	$ 7.896